Investments and Interests in Other Entities - Summary of Investment and Interests in Other Entities (Details) - BRL (R$) R$ in Thousands		1 Months Ended	12 Months Ended
	Oct. 25, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments and Interests in Other Entities
Investments and interests in other entities, beginning balance			R$ 11,862	R$ 12,654
Capital contributions			14,200
Acquisition from a minority shareholder			27,653
Gain of changes in ownership			319
Share of loss of equity-accounted investees			(1,800)	(792)
Consolidation on the acquisition of control			(3,660)
Investments and interests in other entities, ending balance		R$ 48,574	48,574	11,862	R$ 12,654
WPensar S.A.
Investments and Interests in Other Entities
Investments and interests in other entities, beginning balance			3,237
Share of loss of equity-accounted investees			(188)
Investments and interests in other entities, ending balance		3,049	R$ 3,049	3,237
Percentage of ownership, Subsidiary			25.00%
Geekie Desenvolvimento de Softwares S.A.
Investments and Interests in Other Entities
Acquisition from a minority shareholder	R$ 21,892	5,761
Geekie Desenvolvimento de Softwares S.A.
Investments and Interests in Other Entities
Investments and interests in other entities, beginning balance			R$ 8,625
Capital contributions			10,000
Acquisition from a minority shareholder			27,653
Gain of changes in ownership			319
Share of loss of equity-accounted investees			(1,072)
Investments and interests in other entities, ending balance		R$ 45,525	R$ 45,525	R$ 8,625
Percentage of ownership, Subsidiary			37.50%
Nave a Vela Ltda. ("Nave")
Investments and Interests in Other Entities
Capital contributions			R$ 4,200
Share of loss of equity-accounted investees			(540)
Consolidation on the acquisition of control			R$ (3,660)
Percentage of ownership, Subsidiary			51.00%
International School Servicos de Ensino, Treinamento e Editoracao, Franqueadora S.A. ("International School")
Investments and Interests in Other Entities
Percentage of ownership, Subsidiary			51.50%	51.50%	51.50%